Cover	6 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	Autozi Internet Technology (Global) Ltd. (the “Registrant”) is amending its Report of Foreign Private Issuer on Form 6-K originally furnished to the U.S. Securities and Exchange Commission on May 29, 2026 for the purposes of: (i) providing a corrected Condensed Interim Unaudited Consolidated Financial Statements as of March 31, 2026 and for the Six Months ended March 31, 2026 of the Registrant, including notes thereto; and (ii) providing Management’s Discussion and Analysis with respect to the six months ended March 31, 2026. Attached hereto as Exhibits 99.1 and 99.2, respectively, are the Condensed Interim Unaudited Consolidated Financial Statements as of March 31, 2026 and for the Six Months ended March 31, 2026 of the Registrant, and Management’s Discussion and Analysis with respect to the six months ended March 31, 2026.
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--09-30
Entity File Number	001-42255
Entity Registrant Name	Autozi Internet Technology (Global) Ltd.
Entity Central Index Key	0001959726
Entity Address, Address Line One	Room 204, Building A
Entity Address, Address Line Two	Intelligence Park No. 26 Yongtaizhuang North Road
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN